File No. 333-17391
                                                                       811-07959
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.               [ ]
                        POST-EFFECTIVE AMENDMENT NO. 47             [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940
                               AMENDMENT NO. 49                     [X]


                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)


   4455 E. CAMELBACK ROAD, SUITE 261E
              PHOENIX, AZ                                          85018
(Address of Principal Executive Offices)                         (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER (INCLUDING AREA CODE): (602) 952-1100


                               ROBERT H. WADSWORTH
                              ADVISORS SERIES TRUST
                       4455 E. CAMELBACK ROAD, SUITE 261E
                                PHOENIX, AZ 85018
               (Name and address of agent for service of process)


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
PROSPECTUS
SEPTEMBER [   ], 1999



THE ROCKHAVEN FUND (RAMEX)
THE ROCKHAVEN PREMIER DIVIDEND FUND (RAMCX)
100 FIRST AVENUE
SUITE 850
PITTSBURGH, PA 15222
SHAREHOLDER SERVICES 888.229.2105
FUND LITERATURE 800.522.3508

This Prospectus describes two mutual funds. The Rockhaven Fund is a mutual fund with the investment objective of obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund (referred to in this Prospectus as the "Premier Dividend Fund") is a mutual fund with a primary investment objective of obtaining high current income and a secondary objective of seeking capital appreciation. (The two funds collectively are referred to as the "Funds.") Both Funds attempt to achieve their objective by investing in a diversified portfolio of equity securities. See "Investment Objective and Policies." There can be no assurance that either Fund will achieve its investment objective.

This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. Each Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated September [ ], 1999 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. This SAI is available without charge upon request to the Funds at the address given here. The SEC maintains an internet site (http:/www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds are not bank deposits, nor are they guaranteed or endorsed by AmSouth bancorporation or any other bank. Shares of the Funds are not insured by the Federal Deposit Insurance Corporation ("FDIC"), Federal Reserve Board or any other agency.

Table of Contents

Expense Table                                         2
Financial Highlights                                  3
Investment Objectives and Policies                    4
Management of the Funds                               7
Investor Guide                                       11
Services Available to Shareholders                   16
How to Redeem Your Shares                            17
Distributions and Taxes                              20
General Information                                  21

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EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Funds. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Funds have adopted a plan of distribution under which they will pay the Advisor, as Distribution Coordinator, a fee at the annual rate of up to 0.25% of each Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares will be redeemed at net asset value per share.

SHAREHOLDER TRANSACTION EXPENSES.

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                  5.75%
Sales Load on Reinvested Distributions                 None
Deferred Sales Load or Redemption Fee                  None

ANNUAL OPERATING EXPENSES OF EACH FUND.
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment Advisory Fee, net of fee waivers              --
12b-1 Fee                                              0.25%
Other Expenses (after expense reimbursement)           1.25%
                                                       ----
Total Fund Operating Expenses
  (after expense reimbursement)                        1.50%
                                                       ====

The Advisor has voluntarily agreed to reduce its fees and/or pay expenses to the Funds to insure that each Funds' expenses will not exceed 1.50%. If the Advisor had not limited the Funds' expenses, "Investment Advisory Fees" for The Rockhaven Fund and The Rockhaven Premier Dividend Fund would have been 0.75% and 0.75%, respectively. "Other Expenses" would have been 7.76% and 10.53%, respectively, and "Total Operating Expenses" would have been 8.51% and 11.28%, respectively, for the Funds' fiscal year ended September 30, 1998. The Advisor is permitted to be reimbursed by the Funds for fees waived or expenses reimbursed provided the resulting Fund expenses do not exceed 1.50%. See "Management of the Fund."

EXAMPLE.
This table illustrates the net operating expenses that would be incurred by an investment in the Funds over different time periods assuming a $1,000 investment, payment of the maximum sales load, a 5% annual return, and redemption at the end of each time period.

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ROCKHAVEN ASSET MANAGEMENT              2                             PROSPECTUS
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        1 YEAR            3 YEARS            5 YEARS         10 YEARS
          $72              $102               $134             $226

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Funds' actual return may be higher or lower. See "Management of the Funds."

FINANCIAL HIGHLIGHTS

The table that follows is included in the Fund's Annual Report and has been audited by McGladrey & Pullen, LLP. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the Fund's Statement of Additional Information. The reporting period of the financial statements is from November 3, 1997 (commencement of operations of the Funds) through September 30, 1998.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------
          November 3, 1997*                              The     The Rockhaven
               through                                Rockhaven    Premier
         September 30, 1998                             Fund     Dividend Fund
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Net asset value, beginning of period...............    $10.00       $10.00
Income from investment operations:
     Net investment income.........................      0.14         0.21
     Net realized and unrealized loss
      on investments...............................     (0.29)       (0.21)
                                                       ------       ------
Total from investment operations...................     (0.15)        0.00
Less distributions:
     Dividends from net investment income..........     (0.14)       (0.20)
                                                       ------       ------
Net asset value, end of period.....................    $ 9.71       $ 9.80
                                                       ======       ======

Total return.......................................     (1.61%)++    (0.10%)++
Ratios / supplemental data:
Net assets, end of period (thousands)..............    $1,991        $1,679
Ratio of expenses to average net assets:
     Before expense reimbursement..................      8.51%+      11.28%+
     After expense reimbursement...................      1.49%+       1.49%+
Ratio of net investment income to average net assets:
     After expense reimbursement...................      1.82%+       2.62%+
Portfolio turnover rate............................     98.13%++    147.56%++

* Commencement of operations.
+ Annualized.
++ Not annualized.

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ROCKHAVEN ASSET MANAGEMENT              3                             PROSPECTUS
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INVESTMENT OBJECTIVES AND POLICIES

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
+ The investment objective of The Rockhaven Fund is to obtain above average current income together with capital appreciation. Capital appreciation and current yield are given equal emphasis.

+ The primary investment objective of The Premier Dividend Fund is to obtain high current income, and the Fund has a secondary objective of seeking capital appreciation. We would expect the Fund to have at least 65% of its assets in convertible securities. There can be no assurance that either Fund will achieve its objective.

HOW DO THE FUNDS SEEK TO ACHIEVE THEIR OBJECTIVES?

Under normal market conditions, each Fund will invest at least 65% of its total assets in income-producing equity securities, consisting of common and preferred stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks Rockhaven Asset Management, LLC (the "Advisor") selects common stocks for each Fund's portfolio that it believes have good value, attractive yield and potential for dividend growth. Based on the Advisor's assessment of market and economic conditions and outlook, it also invests a varying portion of each Fund's portfolio in preferred stocks and convertible securities. The Advisor expects that the Premier Dividend Fund will maintain a higher percentage of its portfolio in convertible securities than will the Rockhaven Fund. The Advisor anticipates that both Funds may have an annual turnover rate which will generally not exceed 100%.

There is, of course, no assurance that the Funds' objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in a Fund will vary as the market value of its investment portfolio changes.

OTHER SECURITIES THE FUNDS MIGHT PURCHASE.

Under normal market conditions, either Fund may invest up to 35% of the value of its total assets in corporate bonds, notes, rights and warrants, as well as short-term obligations. Short-term obligations include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities, shares of money market mutual funds and repurchase agreements.

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ROCKHAVEN ASSET MANAGEMENT              4                             PROSPECTUS
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If the Advisor believes that market conditions warrant a temporary defensive posture, a Fund may invest without limit in high quality, short-term obligations.

EQUITY-LINKED DERIVATIVES.

In periods of abnormally high cash inflows to the Funds, the Funds may invest, for a short period of time, in Standard & Poor's ("S&P") Depository Receipts ("SPDRs") and S&P's MidCap 400 Depository Receipts ("MidCap SPDRs"). Each of these instruments are derivative securities whose value follows a well-known securities index or basket of securities.

SPDRs and MidCap SPDRs are designed to follow the performance of S&P 500 Index and the S&P MidCap 400 Index, respectively. Because the prices of SPDRs and MidCap SPDRs are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline. In addition, because SPDRs, MidCap SPDRs will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-concurrent price information with respect to some or even all of the stocks in the underlying indices.

OPTIONS.

Each Fund may also write covered call options without limit on equity securities. By writing an option on a security held in its portfolio, a Fund, in return for the premium it receives, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but it retains the risk of loss should the price of the underlying security decline. In order to close out an options position, the Fund may enter into a closing purchase transaction, which is the purchase of a call option on the same security with the same exercise price and expiration date as the call option that the Fund has previously written. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or is exercised. The Fund may also write options on stock indices, up to 5% of the value of its total assets.

ILLIQUID SECURITIES.

Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally a security which is not registered under the U.S. securities laws or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. The Fund may not be able to dispose

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ROCKHAVEN ASSET MANAGEMENT              3                             PROSPECTUS
of an illiquid security at the desired time and price, and it may incur additional expenses if it has to bear the cost of registering a security.

FOREIGN SECURITIES.

The Funds may invest in securities of foreign issuers, including Depositary Receipts with respect to securities of foreign issuers. Up to 50% of a Fund's total assets may be invested in foreign securities which are listed on a national securities exchange, but investments in other foreign securities are not expected to exceed 5% of either Fund's total assets. There are additional risks associated with investments in foreign securities, including fluctuations in exchange rates, political or economic instability, and the possible imposition of exchange controls or other laws or restrictions. Foreign companies are also not generally subject to the same accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. The Funds may also invest in securities issued by companies within emerging or developing countries, which involve greater risks than other foreign investments. Additional information about foreign investments, including investment in emerging markets, is contained in the SAI.

LOWER RATED SECURITIES.

Each Fund may invest in debt securities which are rated lower than investment grade by a rating agency, but in no event will a Fund purchase a security rated lower than "C" or the equivalent. (A description of the ratings of Moody's Investors Service, Inc. and Standard and Poor's Corporation is included in the SAI.) The Funds may also invest up to 50% of their total assets in convertible securities rated as low as C. If a security held by a Fund is downgraded below C, the Fund will dispose of it in an orderly manner. Lower-rated debt securities, commonly referred to as "junk bonds," usually offer higher yields than higher-rated securities because of the increased risk of default. These securities are also more likely to react to developments affecting market and credit risks than are more highly rated securities. In the past, economic downturns or increases in interest rates have caused a higher incidence of default by the issuers of junk bonds than by issuers of investment grade securities. More information about debt securities is contained in the SAI.

INVESTMENT RESTRICTIONS.

Each Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Funds' investment

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ROCKHAVEN ASSET MANAGEMENT              6                             PROSPECTUS
objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of each Fund's outstanding shares. As a fundamental policy, each Fund is a diversified mutual fund.

MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust establishes the Funds' policies and supervises and reviews the management of the Funds.

THE ADVISOR.

The Funds' Advisor, Rockhaven Asset Management, LLC, 100 First Avenue, Suite 1050, Pittsburgh, Pennsylvania 15222, was organized in February, 1997, to provide asset management services to individuals and institutional investors. Christopher H. Wiles is principally responsible for the management of the Funds' portfolios. Mr. Wiles (who along with AmSouth Bank of Alabama and its parent, AmSouth Bancorporation, controls the Advisor) is the President of the Advisor and has been active in the investment field professionally since 1984.

THE FUNDS' PERFORMANCE.

The following tables highlight each Fund's average annual total returns since inception. Through 6/30/99, neither Fund charged a sales load; consequently, these performance figures do not reflect the imposition of any sales charges:

For the Period           Rockhaven Fund    S&P Barra Value Index    S&P 500
--------------           --------------    ---------------------    -------
11/3/97-6/30/99              14.95%               [   ]%            [   ]%
6/30/98-6/30/99              12.57%               [   ]%            [   ]%

The S&P Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

                                    Rockhaven Premier       Merrill Lynch
For the Period                        Dividend Fund     All-Convertible Index
--------------                        -------------     ---------------------
11/3/97-6/30/99                          21.44%                [   ]%
6/30/98-6/30/99                          22.83%                [   ]%

The Merrill Lynch All-Convertible Index includes U.S. dollar-denominated convertibles of $50 million or more in size, and incorporates both traditional and mandatory conversion structure.

Past performance is not predictive of future performance.

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ROCKHAVEN ASSET MANAGEMENT              7                             PROSPECTUS

PRIOR PERFORMANCE OF THE PORTFOLIO MANAGER.

Prior to founding the Advisor, Mr. Wiles was Senior Vice President of Federated Investors, where he was the portfolio manager of Federated Utility Fund. He was also portfolio manager of Federated Equity-Income Fund from August 1, 1991, to January 31, 1997, and had full discretionary authority over the selection of investments for that fund. The cumulative total return for the Federated Equity-Income Fund Class A Shares from August 1, 1991 through January 31, 1997 was 139.82%, absent the imposition of a sales charge. The cumulative total return for the same period for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") was 135.09%. At January 31, 1997, the Federated Equity-Income Fund had approximately $970 million in total net assets. Average annual returns for the one-year, three-year and five-year periods ended January 31, 1997 and for the entire period during which Mr. Wiles managed that fund compared with the performance of the Standard & Poor's 500 Index were:

                        Federated Equity-     S&P 500        Lipper Equity
                         Income Fund (a)     Index (b)   Income Fund Index (c)
                         ---------------     ---------   ---------------------

One Year                     23.26%            26.34%           19.48%
Three Years                  17.03%            20.72%           15.09%
Five Years                   16.51%            17.02%           14.73%
August 1, 1991 through
  January 31, 1997           17.25%            16.78%           14.99%

----------
(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. The returns shown are those of the Class A Shares and do not include the effect of sales charges applicable to the Class A Shares. If an investor had paid the maximum sales charge on Class A Shares, the average annual returns of the Federated Equity Income Fund would have been 16.48%, 14.85%, 15.20% and 16.05%, respectively. During the period from August 1, 1991 through January 31, 1997, the operating expense ratio of the Federated Equity-Income Fund ranged from .95% to 1.05% of that fund's average daily net assets. The expense ratio for The Rockhaven Fund is higher, and the effect of those expenses may result in less favorable performance.

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ROCKHAVEN ASSET MANAGEMENT              8                             PROSPECTUS

(b) The Standard & Poor's 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

(c) The Lipper Equity Income Fund Index is equally weighted and composed of the largest mutual funds within its investment objective. These funds seek high current income and growth of income through investing 60% of more of their respective portfolios in equity securities.

Historical performance is not indicative of future performance. The Federated Equity-Income Fund is a separate fund and its historical performance is not indicative of the potential performance of The Rockhaven Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

THE ADVISOR.

The Advisor provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation, each Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.75%. For the period ended September 30, 1998, the Advisor waived its entire advisory fee. In addition, the Advisor paid The Rockhaven Fund's expenses in the amount of $78,322. The Advisor paid The Rockhaven Premier Dividend Fund's expenses in the amount of $82,550. These amounts are recoverable by the Advisor. See "Other operating expenses".

THE ADMINISTRATOR.

Investment Company Administration, LLC (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Funds, prepares reports and materials to be supplied to the trustees, monitors the activities of the Funds' custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20%, subject to a $30,000 annual minimum.

OTHER OPERATING EXPENSES.

Each Fund is responsible for its own operating expenses. The advisor has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to

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ROCKHAVEN ASSET MANAGEMENT              9                             PROSPECTUS
the extent necessary to limit each Fund's aggregate annual operating expenses to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by that Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon Board of Trustees subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses.

Pursuant to a plan of distribution adopted by the Trust, on behalf of each Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund may reimburse the Advisor for distribution and related expenses incurred by the Advisor up to 0.25% of each Fund's average net assets. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of each Fund and such other expenses as may be approved form time to time by the Board of Trustees of the Trust.

The Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more that three years following initial submission; (ii) the Trustees have made a determination at the time

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ROCKHAVEN ASSET MANAGEMENT              10                            PROSPECTUS
of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently then annually.

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in a Fund and may cost you more than paying other types of sales charges.

BROKERAGE TRANSACTIONS.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities. Provided that a Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares or the referral of business to it as a factor in selecting broker-dealers for the Fund's portfolio transactions. Subject to overall requirements of obtaining the best combination of price and execution on a particular transaction, a Fund may place portfolio transactions through an affiliate of the Advisor, in accordance with procedures adopted by the Board of Trustees.

INVESTOR GUIDE

HOW TO PURCHASE SHARES OF A FUND.

There are several ways to purchase shares of either Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to a Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at
888.229.2105. First Fund

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ROCKHAVEN ASSET MANAGEMENT              11                            PROSPECTUS

Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Funds' shares.

YOU MAY SEND MONEY TO THE FUNDS BY MAIL.

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to either the Rockhaven Fund or the Rockhaven Premier Dividend Fund) to the Funds' Shareholder Servicing Agent, American Data Services, Inc. at the following address:

   Rockhaven Funds
   P.O. Box 640947
   Cincinnati, OH 45264-0947

YOU MAY WIRE MONEY TO THE FUNDS.

Before sending a wire, you should call the Funds at 888.229.2105 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the applicable Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

   Firstar Bank,
   N.A. Cinti/Trust
   ABA #0420-0001-3
   for credit to
     [Rockhaven Fund or
     Rockhaven Premier
     Dividend Fund]
   DDA #486444862
   for further credit to
     [your name and account
     number]

Your bank may charge you a fee for sending a wire to the Funds.

YOU MAY PURCHASE SHARES THROUGH AN INVESTMENT DEALER.

You may be able to invest in and redeem shares in either Fund through an investment broker or dealer, if the broker/dealer has made arrangements with the Distributor. The broker/dealer is authorized to designate intermediaries to accept orders on the Funds' behalf. The broker/dealer or the authorized designee may place an order for you with a Fund; the Fund will be deemed to have received the order when the authorized broker/dealer or authorized designee accepts the order. The price you will pay will be the net asset value which is next calculated after the acceptance of the order by the authorized broker/dealer or the authorized designee. A broker/dealer, or other agent may charge you a fee for placing your order, but you could avoid paying such a

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ROCKHAVEN ASSET MANAGEMENT              12                            PROSPECTUS
fee by sending an Application Form and payment directly to the Fund. The broker/dealer may also hold the shares you purchase in its omnibus account rather than in your name in the records of the Funds' transfer agent. A Fund may reimburse the broker, dealer, or other agent for maintaining records of your account as well as for other services provided to you.

Your dealer is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the dealer promptly.

SUBSEQUENT INVESTMENTS.

You may purchase additional shares of a Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at
888.229.2105. You may also make additional purchases through an investment dealer, as described above.

WHEN IS MONEY INVESTED IN A FUND?

Any money received for investment in a Fund from an investor, whether sent by check or by wire, is invested at the net asset value, less the sales load (if applicable), of that Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value, less the sales load (if applicable), next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, generally 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

WHAT IS THE NET ASSET VALUE OF A FUND?

Each Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              13                            PROSPECTUS
obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

WHAT IS THE PRICE YOU PAY FOR EACH SHARE OF THE FUNDS?

When you invest in the Funds, you generally pay the "offering price" of a share. The offering price of shares is the net asset value per share plus a sales charge that is based on the amount purchased, as described in the following table. For Fund share sales made through December 31, 1999, selling broker/dealers will retain the entire sales charge collected on the sale. For Fund share sales made after December 31, 1999, selling broker/dealers will retain the sales charge as indicated in the following table.

                    SALES CHARGE AS PERCENT OF:   CHARGE RETAINED
                    ---------------------------     BY DEALERS       CHARGE RETAINED
                      OFFERING       NET ASSET        THROUGH        BY DEALERS AFTER
AMOUNT OF PURCHASE      PRICE          VALUE     DECEMBER 31, 1999   DECEMBER 31, 1999
------------------      -----          -----     -----------------   -----------------
Up to $99,999           5.75%          6.10%           5.75%               5.00%
$100,000 to $249,999    4.50%          4.71%           4.50%               4.00%
$250,000 to $499,999    3.25%          3.36%           3.25%               3.00%
$500,000 to $999,999    2.00%          2.04%           2.00%               1.75%
$ 1,000,000 or more     none           none            none                none

LETTER OF INTENT - An investor may qualify for an immediate reduced sales charge on purchases by completing the Letter of Intent section on the Application Form. The investor will state an intention to purchase, during the next 13 months a specified amount of shares which, if made at one time, would qualify for a reduced sales charge.

RIGHTS OF ACCUMULATION - The reduced sales charges applicable to purchases apply on a cumulative basis over any period of time. Thus the value of all shares of the Fund owned by an investor (including the investor's own account, IRA account, or other account), taken at current net asset value, can be combined with a current purchase of shares to determine the rate of sales charge applicable to the current purchase in order to receive the cumulative quantity reduction. When opening a new account, the fact that the investor currently holds shares of the Fund must be indicated on the Application Form in order to receive the cumulative quantity discount. For subsequent purchases, the Funds' Shareholder Servicing

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              14                            PROSPECTUS

Agent 888.229.2105 should be notified of current Fund holdings prior to the purchase of additional shares.

PURCHASES AT NET ASSET VALUE - Shares of the Funds may be purchased at net asset value by:

+ Shareholders who make additional purchases into any account that existed on or before September 17, 1999,

+ Officers, trustees, directors and full time employees of the Trust, the Advisor, the Administrator and affiliates of those companies, or by their family members,

+ Registered representatives and employees of firms which have selling agreements with the Distributor,

+ Investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services,

+    Pension, profit-sharing or other employee benefit plans qualified under
     Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 403 and 457 of the Internal Revenue Code,

+ By such other investors who are determined to have acquired shares under circumstances not involving any sales expense to the Fund or Distributor.

The Distributor has the right to decide whether a purchase may be made at net asset value.

At the Advisor's discretion, the Advisor may pay supplemental distribution assistance, out of its own resources, to any dealer who has executed a selling agreement with the Distributor through which a Fund share purchase is made. Additionally, the Advisor, at its discretion, may pay a "finders fee" to any person who has assisted the Advisor or Distributor in securing additional investments in the Funds.

MINIMUM INVESTMENTS.

The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $100. For purchases through retail fund "supermarkets" where an investor is able to purchase shares of the Funds at net asset value, the minimum initial investment is $3,000.

The Distributor may waive the minimum investment requirements for purchases by certain groups or retirement plans; for employees and family members of affiliated persons of the Funds; for IRA accounts of existing shareholders; and for

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              15                            PROSPECTUS
clients of financial advisors and intermediaries, who charge for their services and are eligible to sell shares of the Funds.

OTHER INFORMATION.

Checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Funds and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Funds are not required to issue share certificates; all shares are normally held in non- certificated form on the books of the Fund, for the account of the shareholder. The Funds, under certain circumstances, may accept investments of securities appropriate for a Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made. Investments must be made either in U.S. dollars or in securities acceptable to the Advisor.

SERVICES AVAILABLE TO SHAREHOLDERS

RETIREMENT PLANS.

You may obtain prototype IRA plans from the Funds. Shares of the Funds are also eligible investments for other types of retirement plans.

AUTOMATIC INVESTING BY CHECK.

You may make regular monthly investments in the Funds using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, a Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Funds. There is no charge by a Fund for this service. Either Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

AUTOMATIC WITHDRAWALS.

Each Fund offers an Automatic Withdrawal Plan whereby shareholders may request that a check drawn in a predetermined

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              16                            PROSPECTUS
amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. A withdrawal under the Automatic Withdrawal Plan involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

EXCHANGE PRIVILEGE.

You may exchange your shares of either of the Funds (in amounts of $1,000 or more) for shares of the other Fund. For more information, call the Shareholder Servicing Agent at 888.229.2105.

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of a Fund at their net asset value on each day the NYSE is open for trading.

REDEMPTION IN WRITING.

You may redeem your shares by simply sending a written request to the Fund which you own. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

   [Rockhaven Fund or
     Rockhaven Premier
     Dividend Fund]
   c/o American Data Services
   150 Motor Parkway
   Hauppauge, NY 11788

SIGNATURE GUARANTEE.

If the value of the shares you wish to redeem exceeds $100,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              17                            PROSPECTUS

REDEMPTION BY TELEPHONE.

If you complete the Redemption by Telephone portion of a Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Funds' Shareholder Servicing Agent at 888.229.2105 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Funds and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. Either Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

WHAT PRICE IS USED FOR A REDEMPTION?

The redemption price is the net asset value of a Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

WHEN ARE REDEMPTION PAYMENTS MADE?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              18                            PROSPECTUS
normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, either Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, a Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

REPURCHASES FROM DEALERS.

A Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer. The dealer is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, promptly, and the Fund may cancel the order if these documents are not received promptly.

OTHER INFORMATION ABOUT REDEMPTIONS.

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by a Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If a Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities form the portfolio of the Fund, in compliance with the Trust's election to be governed by Rule 18f-1 under the 1940 Act. Pursuant to Rule 18f-1, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              19                            PROSPECTUS
day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS.

Dividends from net investment income, if any, are normally declared and paid by each Fund each quarter. Capital gains distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of a Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

TAXES.

Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as a Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, that Fund will not be subject to any federal income or excise taxes. Distributions made by a Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of a Fund have been held. Although distributions are generally taxable when received,

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              20                            PROSPECTUS
certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of a Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Funds.

GENERAL INFORMATION

THE TRUST.

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.
The fiscal year of each Fund ends on September 30.

SHAREHOLDER RIGHTS.

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (E.G., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (E.G., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

YEAR 2000 RISK.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Problem." Failure of computer systems used for securities trading could

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              21                            PROSPECTUS
result in settlement and liquidity problems for the Fund and investors. That failure could have a negative impact on handling securities trades and pricing and accounting services. Additionally, the services provided to the Fund depend on the interaction of computer systems with those of brokers, information vendors and other parties; therefore, any failure of the computer systems of those parties may cause service problems for the Fund. In addition, this situation may negatively affect the companies in which the Fund invests and consequently, the value of the Fund's shares. The Board of Trustees of the Fund has adopted a Year 2000 Project Plan that they believe is reasonably designed to address the Year 2000 Problem with respect to the Advisor's and other service providers' computer systems. Included in the Year 2000 Project Plan is a provision for a contingency plan for the retention of other service providers to replace those service providers whose performance in converting to Year 2000 compliant data processing equipment has been determined to be less than satisfactory. There can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund. The extent of that risk cannot be ascertained at this time.

PERFORMANCE INFORMATION.

From time to time, each Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

SHAREHOLDER INQUIRIES.

Shareholder inquiries should be directed to the Shareholder Servicing Agent at 888.229.2105.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT              22                            PROSPECTUS

                                     ADVISOR
                         Rockhaven Asset Management, LLC
                           100 First Avenue, Suite 850
                              Pittsburgh, PA 15222


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                           SHAREHOLDER SERVICING AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                  888-229-2105


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


          This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

          Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                               THE ROCKHAVEN FUND
                       THE ROCKHAVEN PREMIER DIVIDEND FUND

                       Statement of Additional Information

                            Dated September [ ], 1999

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated September [ ], 1998, as may be amended from time to time, of The Rockhaven Fund and The Rockhaven Premier
Dividend Fund (the "Premier Dividend Fund"), each a series of Advisors Series Trust (the "Trust"). (Collectively, both The Rockhaven Fund and The Rockhaven Premier Dividend Fund may be referred to as the "Funds.") Rockhaven Asset Management, LLC (the "Advisor") is the Advisor to each of the Funds. A copy of the prospectus may be obtained from the Fund at 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, telephone (800) 522-3508.

                                TABLE OF CONTENTS

                                                     Cross-reference to sections
                                                        Page in the prospectus
                                                        ----------------------

Investment Objective and Policies.....  B-2    Investment Objective and Policies

Management............................  B-10   Management of the Fund; General
                                               Information

Distribution Arrangements.............  B-13   Expense Table

Portfolio Transactions and Brokerage..  B-13   Management of the Funds

Net Asset Value.......................  B-14   Investor Guide

Taxation .............................  B-15   Distributions and Taxes

Dividends and Distributions...........  B-19   Distributions and Taxes

Performance Information...............  B-18   General Information

General Information...................  B-19   General Information

Appendix..............................  B-21   Not applicable

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of The Rockhaven Fund is to obtain above average current income together with capital appreciation. The primary investment objective of The Premier Dividend Fund is to obtain high current income, and the Fund has a secondary objective of seeking capital appreciation. There is no assurance that either Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Funds.

CONVERTIBLE SECURITIES AND WARRANTS

     The Funds may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

RISKS OF INVESTING IN DEBT SECURITIES

     There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The ability of the Funds to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of interest and principal when due.

RISKS OF INVESTING IN LOWER-RATED DEBT SECURITIES

     As set forth in the prospectus, each Fund may invest a portion of its net assets in debt securities, which may be rated below "Baa" by Moody's or "BBB" by S&P or below investment grade by other recognized rating agencies, or in unrated securities of comparable quality under certain circumstances. Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's asset values.

     PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing that Fund's rate of return.

     LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Advisor's ability to accurately value high yield bonds and a Fund's assets and hinder a Fund's ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

     CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Advisor must monitor the issuers of high yield bonds in a Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so that Fund can meet redemption requests. A Fund will dispose of a portfolio security in an orderly manner when its rating has been downgraded below C.

SHORT-TERM INVESTMENTS

     Each Fund may invest in any of the following securities and instruments:

     BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. A Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.   If  a  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     SAVINGS ASSOCIATION OBLIGATIONS. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

     COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix A.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in shares of other investment companies. Each Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

GOVERNMENT OBLIGATIONS

     Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ZERO COUPON SECURITIES

     Each Fund may invest up to 35% of its net assets in zero coupon securities. Zero coupon securities are debt securities which have been stripped of their unmatured interest coupons and receipts, or certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Each Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of the purchase to rated instruments eligible for purchase by a Fund. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Funds to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     WRITING CALL OPTIONS. Each Fund may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by that Fund.

     STOCK INDEX OPTIONS. Each Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in a Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of a Fund.

     The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index would be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, a Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, that Fund might be unable to exercise an option it holds, which could result in substantial losses to that Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."

     DEALER OPTIONS. Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, that Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom that Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with that Fund, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to that Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, that Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair that Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to that Fund's limitation on unmarketable securities. If the Commission changes its position on the liquidity of dealer options, each Fund will change its treatment of such instruments accordingly.

FOREIGN INVESTMENTS AND CURRENCIES

     Each Fund may invest in securities of foreign issuers that are publicly traded in the United States. Each Fund may also invest in depositary receipts.

     DEPOSITARY RECEIPTS. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

     RISK FACTORS REGARDING EMERGING MARKETS INVESTMENTS. Investments in securities issued by the governments of emerging or developing countries, and of companies within those countries, involves greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations. Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at substantially higher prices than the current market, or to sell securities at much lower prices than the current market.

     In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

     Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to set aside additional assets in order to assure that the value of the account remains equal to the amount of that Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside liquid assets to satisfy its purchase commitments in the manner described, that Fund's liquidity and the ability of the Advisor to manage it may be affected in the event that Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

     A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to that Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

     Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 5% of the value of its total assets at the time of such borrowings.

ILLIQUID SECURITIES

     Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

INVESTMENT RESTRICTIONS

     The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of a Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of that Fund.

     As a matter of fundamental policy, each Fund is diversified; I.E., as to 75% of the value of a its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund may not purchase more than 10% of the outstanding voting securities of an issuer. Each Fund's investment objective is also fundamental.

     In addition, each Fund may not:

     1. Issue senior securities,  borrow money or pledge its assets, except that
(i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

     3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

     5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     6. Purchase or sell commodities or commodity futures contracts, or

     7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

     Each Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

     Each Fund may not:

     1. Borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (not including the amount borrowed);

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     3. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

     4. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid);

     5. Sell securities short;

     6. Invest in stock index futures, currency or financial futures or related options; or

     7. Make investments for the purpose of exercising control or management.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

     The Trustees and officers of the Trust, their birth dates and positions with the Trust, their business addresses and principal occupations during the past five years are:

WALTER E. AUCH, SR.  (born 1921) Trustee

6001 N. 62nd Place, Paradise Valley, AZ 85153. Business Consultant and Director, Nicholas-Applegate Institutional Mutual Funds, Salomon Smith Barney Trak Funds and Concert Series, Pimco Advisors L.P., Banyan Strategic Realty Trust, Legend Properties and Senele Group.

ERIC M. BANHAZL* (born 1957) Trustee, President and Treasurer

2020 E. Financial Way, Glendora, CA 91741. Executive Vice President, Investment Company Administration, LLC; Vice President, First Fund Distributors, Inc.; Treasurer, Guinness Flight Investment Funds, Inc.

DONALD E. O'CONNOR (born 1936) Trustee

1700 Taylor Avenue, Fort Washington, MD 20744. Retired; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January, 1997); Vice President, Operations, Investment Company Institute (until June, 1993); Independent Director, The Parnassus Fund, The Parnassus Income Fund, and Allegiance Investment Trust.

GEORGE T. WOFFORD III (born 1939) Trustee

305 Glendora Circle, Danville, CA 94526. Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.

STEVEN J. PAGGIOLI (born 1950) Vice President

915 Broadway, Suite 1605, New York, NY 10010. Executive Vice President, Investment Company Administration, LLC; Vice President, First Fund Distributors, Inc.; President and Trustee, Professionally Managed Portfolios; Trustee, Managers Funds Trust.

ROBERT H. WADSWORTH (born 1940) Vice President

4455 E. Camelback Rd. Suite 261-E, Phoenix, AZ 85018. President, Robert H. Wadsworth & Associates, Inc., Investment Company Administration, LLC and First Fund Distributors, Inc.; Vice President, Professionally Managed Portfolios; President, Guiness Flight Investment Funds, Inc.; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

CHRIS O. MOSER (born 1949) Secretary

4455 E. Camelback Rd. Suite 261-E, Phoenix, AZ 85018. Employed by Investment Company Administration, LLC (since July 1996); Formerly employed by Bank One, N.A. (From August 1995 until July 1996; O'Connor, Cavanagh, Anderson, Killingsworth and Beshears (law firm) (until August 1995).

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

NAME AND POSITION                        AGGREGATE COMPENSATION FROM THE TRUST
-----------------                        -------------------------------------
Walter E. Auch, Sr., Trustee                            $12,000

Donald E. O'Connor, Trustee                             $12,000

George T. Wofford III, Trustee                          $12,000

For the fiscal year ended September 30, 1998, Trustees' fees and expenses in the amount of $7,640 were allocated to the Funds. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

THE ADVISOR

     Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

     Under the Advisory Agreement, the Advisor agrees to invest the assets of the Funds in accordance with the investment objectives, policies and restrictions of each Fund as set forth in each Fund's and the Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Funds' prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to Advisor. In providing such services, Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code, and other applicable law.

     Without limiting the generality of the foregoing, the Advisor has agreed to
(i) furnish each Fund with advice and recommendations with respect to the investment of each Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of each Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the securities; (v) maintain the books and records required to be maintained with respect to the securities in each Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of each Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vi) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of each Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

     As compensation for the Advisor's services, each Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian, recordkeeping agent, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by each Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and Statements of Additional Information of each Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

     During the period beginning November 3, 1997 through September 30, 1998, the Advisor earned $9,321 and $6,813 in advisory fees for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively. The Advisor voluntarily agreed to limit total fund operating expenses to 1.50% of average net assets annually for both Funds. As a result of that limitation, the Advisor waived the full amount of its fee and paid Fund operating expenses in the amount of $78,322 and $82,550, for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively.

     The   Advisor  is   controlled   by   Christopher   H.  Wiles  and  AmSouth
Bancorporation.

     Under the Advisory Agreement, the Advisor will not be liable to the Trust for any error of judgment by the Advisor for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence by reason of reckless disregard of its obligations and duties under the applicable agreement.

     The Advisory Agreement will remain in effect for a period not to exceed two years from the date each Fund commenced operations. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of that Fund.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Trust at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

     THE ADMINISTRATOR. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to register or maintain the Trust's registration and/or the registration of the shares of the

Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator. The Administrator is an affiliate of the Distributor.

     For its services, the Administrator receives a fee monthly at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
First $50 million                            0.20% of average daily net assets

Next $50 million                             0.15% of average daily net assets

Next $50 million                             0.10% of average daily net assets

Next $50 million, and thereafter             0.05% of average daily net assets

                            DISTRIBUTION ARRANGEMENTS

     Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay distribution and related expenses up to 0.25% of its average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees of the Trust.

     The Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Trustees have made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

     Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

     During the period beginning November 2, 1997 and ending September 30, 1998, the Fund paid the Distribution Coordinator distribution fees totaling $3,107 for The Rockhaven Fund and $2,271 for The Rockhaven Premier Dividend Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the

Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of each Fund on a continuing basis. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to that Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of a Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, I.E., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

     On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients of the Advisor (or proprietary accounts of the Advisor), the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

     Brokerage commissions paid during the period beginning November 3, 1997 and ending September 30, 1998, aggregated $5,266 and $4,815, for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively.

                                 NET ASSET VALUE

     The net asset value of each Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time.

     Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine a Fund's net asset value on the last day on which such exchange was open will be used, unless the Trust's Board of Trustees determines that a different price should be used. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which a Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

     The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                                    TAXATION

     Each Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

     In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Fund intends to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and
(ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

     Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

     Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

     A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

     Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

     The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

     The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

     Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

TOTAL RETURN

     Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                          n
                  P(1 + T)  = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     For the period from November 3, 1997 (commencement of operations) through September 30, 1998, The Rockhaven Fund and the Premier Dividend Fund had Total Returns of (1.61)% and (0.10)%, respectively.

YIELD

     Annualized yield quotations used in the Funds' advertising and promotional materials are calculated by dividing a Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                                      6
                  YIELD = 2 [(a-b + 1)  - 1]
                              ---
                              cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a-b" in the above formula), each Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     For the period from November 3, 1997 (commencement of operations) through September 30, 1998, The Rockhaven Fund and the Premier Dividend Fund had Yields of 3.47% and 4.27%, respectively.

OTHER INFORMATION

     Performance data of the Funds quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD and BARRON'S.

                               GENERAL INFORMATION

     Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 16 effective series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund's liquidation, all shareholders of that Fund would share pro rata in the net assets of that Fund available for distribution to shareholders. Income and operating expenses not specifically attributable to a particular Fund will be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund. Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a

"majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Funds' custodian, Firstar Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. American Data Services, P.O. Box 5536, Hauppauge, NY 11788 acts as the Fund's accounting services agent. The Fund's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

     The Fund's principal underwriter is First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018.

     Shares of the Funds owned by the Trustees and officers as a group were less than 1% at June 16, 1999.

     On June 16, 1999, the following additional persons owned of record and/or beneficially more than 5% of The Rockhaven Fund's outstanding voting securities:

     Lawrence R. Garlock, Janice O. Garlock, JT TEN, 303 Churchill Road, Greensburg, PA 15601; 15.36% record.

     On June 16, 1999, the following additional persons owned of record and/or beneficially more than 5% of The Rockhaven Premier Dividend Fund's outstanding voting securities:

     Henry C. Cohen TTEE, U/A DTD 2-21-97, FBO Patricia J. Burns, 11 Stanwix Street, 15th Floor, Pittsburgh, PA 15222-1319; 5.86% record.

     Lawrence R. Garlock, Janice O. Garlock, JT TEN, 303 Churchill Road, Greensburg, PA 15601; 10.92% record.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

     C -- Bonds rated C are the lowest-rated class of bonds, and such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION: CORPORATE BOND RATINGS

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

     CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- Rating.

     CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     C -- The Rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C

                                OTHER INFORMATION


ITEM 23. EXHIBITS.

         (a)  Agreement and Declaration of Trust (1)
         (b)  By-Laws (1)
         (c)  Not applicable
         (d)  (i) Form of Investment Advisory Agreement (4)
              (ii) Form of Amendment to Investment Advisory Agreement (5)
         (e)  Distribution Agreement (2)
         (f)  Not applicable
         (g)  Custodian Agreement (3)
         (h)  (i) Administration Agreement with Investment Company
                    Administration Corporation (2)
              (ii) Fund Accounting Service Agreement (2)
              (iii) Transfer Agency and Service Agreement (2)
         (i)  Not applicable
         (j)  Not applicable
         (k)  Not applicable
         (l)  Investment letters (3)
         (m)  Form of Rule 12b-1 Plan (4)
         (n)  Not applicable
         (o)  Not applicable

     (1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

     (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

     (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration
Statement  on  Form  N-1A  (File  No.   333-17391)  on  February  28,  1997  and
incorporated herein by reference.

     (4)  Previously  filed  with   Post-Effective   Amendment  No.  37  to  the
Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and incorporated herein by reference.

     (5)  Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
Registration Statement on Form N-1A (File No. 333-17391) on June 30, 1999 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The information required by this item with respect to American Trust Company is as follows:

     American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

                  MacKenzie-Childs, Ltd.
                  360 State Road 90
                  Aurora, NY 13026

                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at
                  Gordon Road, Middletown, NY

Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  On The Green
                  Lebanon, NH 03766

     Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

     NAME OF INVESTMENT ADVISER                     FILE NO.

     Bay Isle Financial Corporation                 801-27563
     Kaminski Asset Management, Inc.                801-53485
     Rockhaven Asset Management, LLC                801-54084
     Chase Investment Counsel Corp.                 801-3396
     Avatar Investors Associates Corp.              801-7061
     The Edgar Lomax Company                        801-19358
     Al Frank Asset Management, Inc.                801-30528
     Heritage West Advisors, LLC                    801-55233
     Howard Capital Management                      801-10188
     Segall Bryant & Hamill                         801-47232
     National Asset Management Corporation          801-14666
     Charter Financial Group, Inc.                  801-50956

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

     Guinness Flight Investment Funds
     Fleming Capital Mutual Fund Group, Inc.
     Fremont Mutual Funds, Inc.
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Investment Trust
     O'Shaughnessy Funds, Inc.
     PIC Investment Trust
     The Purisima Funds
     Professionally Managed Portfolios
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group, Inc.
     Brandes Investment Trust
     Allegiance Investment Trust
     The Dessauer Global Equity Fund
     Puget Sound Alternative Investment Trust
     UBS Private Investor Funds

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                      Position and Offices        Position and
Name and Principal                    with Principal              Offices with
Business Address                      Underwriter                 Registrant
----------------                      -----------                 ----------
Robert H. Wadsworth                   President and               Vice President
4455 E. Camelback Road                Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                       Vice President              President,
2020 E. Financial Way, Ste. 100                                   Treasurer
Glendora, CA 91741                                                and Trustee

Steven J. Paggioli                    Vice President and          Vice President
915 Broadway, Ste. 1605               Secretary
New York, New York 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

     (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

     (b) the documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

American Trust Company, One Court Street, Lebanon, NH 03766

Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA 94104

Kaminski Asset Management, Inc., 319 First Avenue, Suite 400, Minneapolis, MN 55401

Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville, VA 22902

Avatar Associates Investment Corp., 900 Third Avenue, New York, NY 10022

The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

Al Frank Asset Management, Inc. 465 Forest Avenue, Suite I, Laguna Beach, CA
92651

Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ
85004

Liberty Bank and Trust Company, 4101 Pauger St., Suite 105, New Orleans, LA
70122

Howard Capital Management, 45 Rockefeller Plaza, Suite 1440, New York, New York 10111

Segall Bryant & Hamill, 10 South Wacker Drive, Suite 2150, Chicago, IL 60606

National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202

Charter Financial Group, Inc., 1401 I Street N.W., Suite 505, Washington, DC
20005

     (c) with respect to The Heritage West Dividend Capture Income Fund series of the Registrant, all other records will be maintained by the Registrant; and

     (d) all other documents will be maintained by Registrant's custodian, Firstar Bank, 425 Walnut Street, Cincinnati, OH 45202.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Registrant hereby undertakes to:

     (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

     (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N- 1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 9th day of July, 1999.

                                   ADVISORS SERIES TRUST


                                   By /s/ Eric M. Banhazl*
                                      -----------------------------
                                             Eric M. Banhazl
                                                President

     This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on July 9, 1999.


/s/ Eric M. Banhazl*                 President, Principal Financial
--------------------------------     and Accounting Officer, and Trustee
Eric M. Banhazl


/s/ Walter E. Auch Sr.*              Trustee
--------------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*              Trustee
--------------------------------
Donald E. O'Connor


/s/ George T. Wofford III*           Trustee
--------------------------------
George T. Wofford III

* /s/ Robert H. Wadsworth
  ------------------------------
By:  Robert H. Wadsworth
     Attorney in Fact